13. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 399,000
Federal net operating loss carryforwards	45,424	16,272
State net operating loss carryforwards	48,291	21,492
Valuation allowance	11,555	35,352
Change in valuation allowance	$ (23,797)	$ (123,361)